Fair Value Measurements (Fair Value Measurement Of Assets And Liabilities On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquisition-related contingent consideration		$ 575
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquisition-related contingent consideration		575
Interest Rate Swap Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities associated with interest rate swaps	54,994	65,578
Interest Rate Swap Contracts [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities associated with interest rate swaps	$ 54,994	$ 65,578